TAX - Schedule of Deferred Tax (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 9.0	$ 5.6	$ 8.0
Deferred tax liability	6.2	8.8	13.5
Deferred tax asset	3.1	0.4	0.6
Offset against tax liabilities arising from changes in equity	(5.9)	0.0	0.0
Offset from tax assets	0.0	(5.2)	(7.4)
Deferred tax liabilities in the balance sheet	0.3	3.6	6.1
CIR impact
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1.7	0.5	3.4
Deferred tax liability	0.0	0.5	3.4
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	6.9	5.1	4.6
Deferred tax liability	0.0	4.7	4.0
Changes in equity
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	5.9	8.5	13.2
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	0.4	0.0	0.0
Deferred tax liability	0.3	0.3	0.3
Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ 5.9	$ 0.0	$ 0.0